Leases - Schedule of Future Minimum Lease Payments Under Operating Leases (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
2020	$ 123,600	$ 120,000
2021	127,300	123,600
2022	131,150	127,300
2023		131,150
2024		45,033
Thereafter
Total lease payment	397,050	547,083
Less: Imputed interest	(50,889)	(87,711)
Operating lease liabilities	$ 346,161	$ 459,372